Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Disclosure of Detailed Information about Intangible Assets

Intangible assets of the Group for fiscal years ended on December 31, 2018, 2017 and January 1, 2017 are as follows:

Item	Gross carrying amount					Depreciation					Net carrying amount at 12/31/2018
	At the beginning of the year	Additions	Additions by business combinations	Disposals	At the End of the year	At the beginning of the year	Disposals	By business combinations	Of the year	At the End of the year
Measurement at cost
Goodwill	165,975	1,575,508	—	—	1,741,483	—	—	—	—	—	1,741,483
Brands	—	95,498	—	—	95,498	—	—	—	—	—	95,498
Other intangible assets	1,120,315	845,603	1,638	(519,191)	1,448,365	(826,871)	402,261	(1,393)	(148,506)	(574,509)	873,856

TOTAL	1,286,290	2,516,609	1,638	(519,191)	3,285,346	(826,871)	402,261	(1,393)	(148,506)	(574,509)	2,710,837

Item	Gross carrying amount					Depreciation					Net carrying amount at
	At the beginning of the year	Additions	Additions by business combinations	Disposals	At the End of the year	At the beginning of the year	Disposals	By business combinations	Of the year	At the End of the year	12/31/2017	01/01/2017
Measurement at cost
Goodwill	165,975	—	—	—	165,975	—	—	—	—	—	165,975	165,975
Other intangible assets	2,337,137	154,698	—	(1,371,520)	1,120,315	(1,863,407)	1,283,332	—	(246,796)	(826,871)	293,445	473,730

TOTAL	2,503,112	154,698	—	(1,371,520)	1,286,290	(1,863,407)	1,283,332	—	(246,796)	(826,871)	459,420	639,705

Summary of Goodwill Impairment

	12/31/2018	12/31/2017
Supervielle Seguros S.A.	4,625	4,625
Cordial Compañía Financiera S.A.	115,436	115,436
Banco Regional de Cuyo S.A.	41,226	41,226
InvertirOnline S.A.U. / InvertirOnline.Com Argentina S.A.U.	881,467	—
Micro Lending S.A.U.	694,041	—
Others	4,688	4,688

TOTAL	1,741,483	165,975